Note 4 - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
4.	Cash and Cash Equivalents and Restricted Cash

	November 30,	November 30,
	2024	2023
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	2,999	7,291
Term deposits	8,881	14,298
Total	11,880	21,589

Restricted cash in the amount of $122 ( November 30, 2023: $118) relates to term deposits held by the bank as security for corporate financial purposes.